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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number     811-04804

The Elite Group of Mutual Funds

(Exact name of registrant as specified in charter)

1325 4th Avenue, Suite 1744 Seattle, Washington	98101
(Address of principal executive offices)	(Zip code)

Richard S. McCormick

McCormick Capital Management    1325 4th Avenue, Suite 1744       Seattle, WA 98101

(Name and address of agent for service)

Registrant's telephone number, including area code:  (206) 624-5863

Date of fiscal year end:         September 30, 2011

Date of reporting period:       March 31, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

THE
ELITE
GROUP OF MUTUAL FUNDS ________________________________________________________________

SEMI-ANNUAL REPORT

FINANCIAL STATEMENTS
(Unaudited)

MARCH 31, 2011

PORTFOLIO OF INVESTMENTS
The Elite Growth & Income Fund
March 31, 2011
(unaudited)

Shares		Market Value
	Common Stock 96.5%

	Basic Industries 16.6%
50,000	Cameco Corp. (a)	$1,502,000
40,000	Eldorado Gold Corp	650,400
30,000	Newmont Mining Corp(b)	1,637,400
55,000	Seabridge Gold Inc.* (b)	1,750,100
14,000	SPDR Gold Trust*	1,957,480
	Total Basic Industries	7,497,380

	Business Services 9.6%
6,000	Mastercard Inc. Cl-A (b)	1,510,320
40,000	Microsoft Corp	1,014,400
25,000	Visa Inc Cl A	1,840,500
	Total Business Services	4,365,220

	Consumer Goods & Services 9.3%
2,500	Apple Inc.*	871,125
1,000	McDonald's Corp	76,090
20,000	Research In Motion Ltd* (b)	1,131,400
75,000	Skechers USA Inc Cl A* (b)	1,540,500
10,000	Tupperware Brands Corp.	597,100
	Total Consumer Goods & Services	4,216,215

	Energy 17.2%
20,000	Anadarko Petroleum Corp(a)	1,638,400
40,000	BP PLC ADR	1,765,600
140,000	Clean Energy Fuels Corp* (a)(b)	2,293,200
10,000	Encana Corp.	345,300
70,000	Petrohawk Energy Corp*	1,717,800
	Total Energy	7,760,300

	Financial 13.6%
80,000	Hartford Finl. Service Grp. Inc.	2,154,400
40,000	JPMorgan Chase & Co	1,844,000
20,000	Lincoln National Corp	600,800
151,000	SeaBright Holdings Inc	1,547,750
	Total Insurance	6,146,950

	Health Care Goods & Services 24.9%
40,000	Abbott Laboratories Inc.	1,962,000
2,448,700	Agenus Inc.* (b)	2,228,317
50,000	Dendreon Corp* (a)	1,871,500
40,000	Medco Health Solutions Inc*	2,246,400
30,000	Medicis Pharmaceutical Corp	961,200
60,000	Merck & Co Inc	1,980,600
	Total Health Care Goods & Services	11,250,017

	Miscellaneous 5.3%
45,000	iPath S&P 500 VIX ST* (b)	1,321,200
20,000	iPath S&P 500 VIX MT*	1,101,000
	Total Utility	2,422,200

	Total Value of Common Stock	$43,658,282
	(Cost $ 39,372,996)

Shares			Market Value

	Short-Term Investments 23.6%
7,905,910	Institutional Money Mkt Trust 0.35% (c)(d)		$7,905,910
2,765,990	PNC Bank Money Market 0.05% (d)		2,765,990
	Total Value Of Short-Term Investments		10,671,900
	(Cost $10,671,900)

	Total Investments in Securities
	(Cost $ 50,044,896)	120.1%	54,330,182

	Liabilities in excess of
	other assets	-20.1%	(9,100,602)

	Net Assets	100.0%	$45,229,580

At March 31, 2011, unrealized appreciation of securities, including written options, for Federal Income Tax purposes based on cost of $ 49,433,252, is as follows:

	Gross Unrealized appreciation		$5,611,616
	Gross Unrealized depreciation		(1,465,936)
	Net unrealized appreciation		$4,145,680

	Schedule of Call Options Written
Contracts	March 31, 2011
200	Anadarko Petroleum Corp 1/21/12 $85		$(187,500)
500	Cameco Corp. 9/17/11 $35		(83,750)
500	Clean Energy Fuels Corp 1/21/12 $15		(185,000)
400	Dendreon Corp 1/21/12 $35		(295,000)
	Total Call Options Written -	1.7%	$(751,250)
	(Premiums received $ 611,644) (Note 3)

*	Non-income producing

(a)	All or a portion of the security is pledged as collateral for options written

(b)	All or a portion of this security was on loan at March 31, 2011. The value of securities on loan at March 31, 2011 was $7,626,256.

(c)	This security was purchased with cash collateral received for securities on loan at March 31, 2011.

(d)	Represents 7 day effective yield as of March 31, 2011.

See Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
The Elite Income Fund
March 31, 2011
(unaudited)

	Bonds 88.9%

Par Value	U.S. Government/Agencies Notes and Bonds 18.5%	Maturity	Coupon	Market Value
150,000	H.U.D. (Housing Urban Development)	08/01/11	4.440%	$152,133
181,000	Tennessee Valley Authority	05/23/12	6.790%	194,105
200,000	Fannie Mae	07/30/12	1.125%	201,522
250,000	U.S. Treasury Note	07/31/12	0.625%	250,568
300,000	U.S. Treasury Note	10/31/12	0.375%	299,004
250,000	Tennessee Valley Authority	08/01/13	4.750%	270,772
200,000	PEFCO	08/15/13	4.974%	217,950
125,000	PEFCO	10/15/14	3.050%	130,367
450,000	U.S. Treasury Note	03/31/15	2.500%	462,834
96,253	Fannie Mae	02/25/18	5.000%	101,023
150,000	Tennessee Valley Authority	07/15/20	6.235%	159,624
91,307	Fannie Mae	03/01/22	5.000%	97,163
400,000	U.S. Treasury Bond	08/15/23	6.250%	496,750
175,000	U.S. Treasury Note Inflation Protected Security	01/15/25	2.375%	229,480
320,000	U.S. Treasury Bond	02/15/26	6.000%	389,600
150,000	U.S. Treasury Bond	11/15/28	5.250%	168,867
300,000	Fannie Mae	10/25/32	5.500%	318,155
	Total U.S. Government/Agencies Notes and Bonds			4,139,917

	Securitized /Asset Backed Bonds 13.1%
250,000	Province of Manitoba	02/15/12	5.000%	259,474
129,792	BMW Vehicle Lease Trust	03/15/12	2.910%	130,416
86,643	CNH Equipment Trust	11/15/12	5.280%	87,264
197,713	AEP Texas Central Transition	07/01/13	4.980%	207,061
420,000	Mercedes Benz Auto Rec. Trust	01/15/14	1.670%	423,570
169,095	CARAT (2007-3)	03/17/14	5.210%	172,160
350,000	Province of Ontario	02/05/15	2.950%	361,668
125,000	Massachusetts RRB Special Purpose Trust	03/15/15	4.400%	130,977
200,000	Province of Nova Scotia	07/21/15	2.375%	200,599
19,060	GNMA (552372)	02/15/17	6.000%	20,632
220,000	FPL Recovery Funding LLC	08/01/17	5.127%	242,382
18,491	GNMA (577742)	09/15/17	5.500%	20,010
131,000	Freddie Mac (2962 YE)	09/15/18	4.500%	138,492
69,767	GNMA (605079)	03/15/19	4.000%	73,496
121,916	FHLMC Pool	11/01/25	3.500%	122,465
59,050	Freddie Mac (FHR 1963 Z)	01/15/27	7.500%	66,307
71,685	Fannie Mae (633012)	02/01/32	7.000%	82,539
84,794	Fannie Mae (2002-93 A1)	03/25/32	6.500%	98,216
71,090	GNMA (G2SF 3556)	05/20/34	5.500%	77,433
	Total Securitized /Asset Backed Bonds			2,915,161

	Corporate Bonds Industrial - Basic 0.8%
150,000	Barrick Gold Corp.	04/01/19	6.950%	179,392
	Total Corporate Bonds Industrial - Basic			179,392

	Corporate Bonds Industrial - Capital Goods 0.6%
125,000	General Electric Co.	02/01/13	5.000%	133,176
	Total Corporate Bonds Industrial - Capital Goods			133,176

	Corporate Bonds Industrial - Communications 4.0%
150,000	Qwest Corp.	03/15/12	8.875%	160,500
120,000	Rogers Communications Inc	03/01/14	6.375%	134,687
175,000	Qwest Corp.	10/01/14	7.500%	199,938
100,000	Qwest Corp.	05/01/16	8.375%	119,000
150,000	GTE Corp.	04/15/18	6.840%	173,348
100,000	Frontier Communications Corp	03/15/19	7.125%	101,500
	Total Corporate Bonds Industrial - Communications			888,973

	Corporate Bonds Industrial - Consumer Cyclical 2.6%
200,000	Ford Motor Credit Co LLC	10/01/14	8.700%	227,032
25,000	Service Corp. Int.	04/01/16	6.750%	26,625
250,000	Pepsiamericas Inc.	05/15/17	5.000%	272,799
50,000	Service Corp. Int.	06/15/17	7.000%	53,500
	Total Corporate Bonds Industrial - Consumer Cyclical			579,956

	Corporate Bonds Industrial - Consumer Non-Cyclical 8.2%
400,000	Reynolds American Inc. (b)	06/15/11	1.010%	400,296
150,000	Reynolds American Inc.	06/01/13	7.250%	167,785
150,000	Domtar Corp.	06/01/17	10.750%	187,500
390,000	Altria Group Inc.	11/10/18	9.700%	512,896
250,000	Browning-Ferris Industries Inc	05/01/21	9.250%	322,784
200,000	Archer Daniels Midland Co	03/15/27	7.500%	250,181
	Total Corporate Bonds Industrial - Consumer Non-Cyclical			1,841,442

	Corporate Bonds Industrial - Energy 4.9%
300,000	Valero Logistics Co.	07/15/12	6.875%	317,717
250,000	El Paso Pipeline Partners	11/15/15	4.100%	254,929
100,000	NRG Energy Inc	02/01/16	7.375%	103,500
200,000	Anadarko Petroleum Corp	09/15/16	5.950%	217,477
75,000	Denbury Resources Inc	08/15/19	6.375%	76,875
125,000	NV Energy Inc.	11/15/20	6.250%	127,211
	Total Corporate Bonds Industrial - Energy			1,097,709

	Corporate Bonds Industrial - Transportation 2.2%
69,000	Kansas City South Railway	06/01/15	8.000%	74,865
400,000	BNSF Funding Trust (a)	12/15/55	6.613%	415,500
	Total Corporate Bonds Industrial - Transportation			490,365

See Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
The Elite Income Fund
March 31, 2011
(unaudited)

Par Value	Corporate Bonds Industrial - Technology 3.2%	Maturity	Coupon		Market Value
250,000	Xerox Corp.	08/15/11	6.875%		$255,318
315,000	Avnet Inc.	09/01/15	6.000%		338,360
111,000	Xerox Capital Trust	02/01/27	8.000%		112,943
	Total Corporate Bonds Industrial - Technology				706,621

	Corporate Bonds Utilities - Electric 7.1%
450,000	Oncor Electric Delivery Co. LLC	05/01/12	6.375%		472,820
100,000	Ameren Illinois Co	12/15/13	8.875%		116,349
409,000	Ameren Corp.	05/15/14	8.875%		470,492
125,000	Sempra Energy	06/01/16	6.500%		142,662
359,000	Centerpoint Energy Houston Electric LLC	07/01/23	5.600%		371,719
	Total Corporate Bonds Utilities - Electric				1,574,042

	Corporate Bonds Utilities - Natural Gas 6.2%
200,000	Kaneb Pipeline	06/01/13	5.875%		214,253
250,000	Energy Transfer Partners Co	07/01/13	6.000%		271,600
250,000	Enterprise Products Operating LLC	01/31/14	9.750%		299,564
300,000	TGT Pipeline LLC	06/01/18	5.200%		308,450
260,000	Enterprise Products Operating LLC (a)	08/01/66	8.375%		280,800
	Total Corporate Bonds Utilities - Natural Gas				1,374,667

	Corporate Bonds Finance - Banking 7.8%
115,000	State Street Corp.	04/30/12	2.150%		117,032
500,000	Household Finance Corp.	11/27/12	6.375%		538,079
250,000	Wachovia Corp.	08/01/13	5.700%		271,736
100,000	Zions Bancorp	09/23/14	7.750%		108,602
135,000	Citigroup Inc.	10/15/14	5.500%		145,611
330,000	Ford Credit Auto Owners Trust	11/15/14	2.420%		337,559
300,000	Bank of America Corp (b)	12/18/28	1.309%		231,232
	Total Corporate Bonds Finance - Banking				1,749,851

	Corporate Bonds Finance - Misc. Finance 4.1%
300,000	John Deere Capital Corp	06/19/12	2.875%		308,693
200,000	InterAmerica Development Bank	10/22/12	1.750%		203,188
150,000	SLM Corp.	10/01/13	5.000%		155,264
225,000	AIG International Lease Fin.	12/15/20	8.250%		246,656
	Total Corporate Bonds Finance - Misc. Finance				913,801

	Corporate Bonds Finance - Insurance 1.7%
365,000	C.N.A. Financial Corp.	08/15/12	8.375%		388,345
	Total Corporate Bonds Finance - Insurance				388,345

	Corporate Bonds Finance - REIT's 3.9%
100,000	United Dominion Realty Inc	01/15/15	5.250%		104,942
250,000	Senior Housing Properties Trust	01/15/16	4.300%		248,165
200,000	Biomed Realty LP	04/15/16	3.850%		197,847
200,000	BRE Properties Inc	03/15/17	5.500%		214,193
100,000	Digital Realty Trust LP	03/15/21	5.250%		98,388
	Total Corporate Bonds Finance - REIT's				863,535

	Total Value of Bonds				19,836,953
	(Cost $19,368,565)

Shares	Common Stock 4.8%
8,000	Abbott Laboratories Inc				392,400
1,000	BP PLC ADR				44,140
8,000	Citigroup Capital Preferred (a)				219,200
12,500	Merck & Co Inc				412,625
	Total Common Stock				1,068,365
	(Cost $1,087,454)

	Short Term Investments 4.1%
300,000	U.S. Treasury Bill 0.270% Due 12/15/2011				299,566
220,000	U.S. Treasury Bill 0.300% Due 02/09/2012				219,550
395,380	PNC Bank Money Market 0.050%			(c)	395,380
	Total Short Term Investments (Cost $914,234)				914,496

	Total Investments (Cost $21,370,253)	97.8%			21,819,814
	Other Assets Less Liabilities	2.2%			499,260
	NET ASSETS	100.0%			$22,319,074

At March 31, 2011, unrealized appreciation of securities for Federal Income Tax purposes based on tax cost of $21,370,253 is:
	Gross unrealized appreciation	$616,341
	Gross unrealized depreciation	(166,780)
	Net unrealized appreciation	$449,561

(a)	Variable rate security; Interst rate shown is the rate in effect as of March 31, 2011.
(b)
Security is a fixed-to-floating coupon bond. The coupon shown is the fixed coupon in effect at March 31, 2011. The fixed coupon will convert to a floating coupon at a predetermined date. At that date the coupon increases to LIBOR plus a predetermined margin.

(c)	Represents 7 day effective yield as of March 31, 2011.

See Notes to Financial Statements

THE ELITE GROUP OF MUTUAL FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

March 31, 2011 (Unaudited)

	The Elite
	Growth &	The Elite
	Income Fund	Income Fund
ASSETS
Investments in securities, at value
(Cost $50,044,896 and $21,370,253, respectively) (Notes 2A and 3)	$54,330,182	$21,819,814
Receivables
Interest	118	232,433
Dividends	42,047	4,750
Fund shares sold	—	16,948
Securities sold	148,044	308,094
Interest from Securities Lending	4,500	12
Other assets	2,522	3,231
Total Assets	54,527,413	22,385,282

LIABILITIES
Payable upon return of securities on loan	7,905,910	—
Call Options written, at value (Proceeds $611,644 and $0 respectively)	751,250	—
Payables:
Investment management fees	37,953	13,151
Fund shares redeemed	25,011	5,930
Securities purchased	577,709	44,800
Distributions	—	2,327

Total Liabilities	9,297,833	66,208

NET ASSETS
The Elite Growth & Income Fund –
Applicable to 2,858,763 shares outstanding no par value, unlimited number of shares of beneficial interest	$45,229,580

The Elite Income Fund –
Applicable to 2,129,133 shares outstanding no par value, unlimited number of shares of beneficial interest		$22,319,074

NET ASSET VALUE, OFFERING AND REDEMPTION
PRICE PER SHARE (net assets / shares outstanding)	$15.82	$10.48

At March 31, 2011, the components of net assets were as follows:
Paid-in capital	$47,554,644	$21,691,690
Undistributed net investment income\(loss)	(126,560)	(212,093)
Accumulated net realized gain\(loss) on investments	(6,344,184)	389,916
Net unrealized appreciation of investments	4,285,286	449,561
Net unrealized depreciation of options written	(139,606)	—
Net Assets	$45,229,580	$22,319,074

See Notes to Financial Statements.

THE ELITE GROUP OF MUTUAL FUNDS

STATEMENTS OF OPERATIONS

For the Six Months Ended March 31, 2011 (Unaudited)

	The Elite
	Growth &	The Elite
	Income Fund	Income Fund
Investment Income
Income:
Interest	$997	$395,704
Dividends (net of foreign tax withheld of $2,502 and $0, respectively)	205,721	26,215
Securities lending	20,783	124
Total Income	227,501	422,043

Expenses:
Investment management fee	220,684	75,548
Transfer agent fees	26,934	16,249
Custodian fees	5,771	5,110
Audit fees	20,952	10,609
Trustee fees and expenses	8,325	4,216
Recordkeeping services	28,019	13,145
Shareholder reports	4,090	1,825
Registration fees and other	3,533	1,817
CCO expense	14,663	7,837
Legal fees	5,215	2,846
Insurance	1,805	913
Total Expenses	339,991	140,115

Net Investment Income (Loss)	(112,490)	281,928

Realized and Unrealized Gain/(Loss) on Investment Securities and Options Contracts
Net realized gain/(loss):
Investment securities	4,171,791	389,916
Expired and closed covered call options written (Note 3)	(12,054)	—
Net realized gain on investment securities and option contracts	4,159,737	389,916
Net increase/decrease in unrealized appreciation/depreciation:
Investment securities	649,193	(616,359)
Option contracts written	(139,606)	—
Net change in unrealized appreciation/depreciation of investments and options	509,587	(616,359)
Net realized and unrealized gain\(loss) on investment securities and option contracts	4,669,324	(226,443)
Net increase in net assets resulting from operations	$4,556,834	$55,485

See Notes to Financial Statements.

THE ELITE GROWTH & INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	March 31, 2011	September
	(Unaudited)	30, 2010
Operations
Net investment income\(loss)	$(112,490)	$41,418
Net realized gain on investment securities and options contracts	4,159,737	3,781,173
Net change in unrealized appreciation/depreciation of investment securities and option contracts	509,587	(3,617,826)
Net increase in net assets resulting from operations	4,556,834	204,765

Distributions to Shareholders
Distributions from net investment income ($0.00 and $0.17 per share, respectively)	—	(517,586)

Return of Capital Distributions ($0.00 and $0.02 per share, respectively)	—	(78,132)

Capital Share Transactions
Decrease in net assets resulting from capital share transactions (a)	(2,388,978)	(2,621,996)
Total increase\decrease in net assets	2,167,856	(3,012,949)
Net Assets
Beginning of period	43,061,724	46,074,673
End of period
(Including undistributed (distributions in excess of) net investment Income/loss of $(126,560) and $(14,070) respectively)	$45,229,580	$43,061,724

(a)	Transactions in capital stock were as follows:

	Six Months Ended
	March 31, 2011		Year Ended
	(Unaudited)		September 30, 2010
	Shares	Value	Shares	Value
Shares sold	132,287	$2,028,046	212,897	$2,882,544
Shares issued in reinvestment of distributions	—	—	43,343	579,930
	132,287	2,028,046	256,240	3,462,474
Shares redeemed	(291,918)	(4,417,024)	(443,724)	(6,084,470)
Net decrease	(159,631)	$(2,388,978)	(187,484)	$(2,621,996)

See Notes to Financial Statements.

THE ELITE INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	March 31, 2011	September
	(Unaudited)	30, 2010
Operations
Net investment income	$281,928	$634,314
Net realized gain on investment securities	389,916	427,611
Net change in unrealized appreciation\depreciation of investment securities	(616,359)	594,061
Net increase in net assets resulting from operations	55,485	1,655,986

Distributions to Shareholders
Distributions from net investment income ($0.33 and $0.38 per share, respectively)	(657,261)	(713,772)

Distribution from net realized gains on investment transactions ($0.00 and $0.04 per share respectively)	—	(84,120)

Capital Share Transactions
Change in net assets resulting from capital share transactions (a)	1,601,230	3,262,359
Total increase in net assets	999,454	4,120,453

Net Assets
Beginning of period	21,319,620	17,199,167
End of period
(Including undistributed (distributions in excess of) net investment Income/loss of $(212,093) and $163,240, respectively)	$22,319,074	$21,319,620

(a)      Transactions in capital stock were as follows:

	Six Months Ended
	March 31, 2011		Year Ended
	(Unaudited)		September 30, 2010
	Shares	Value	Shares	Value
Shares sold	279,569	$2,964,996	479,407	$5,032,539
Shares issued in reinvestment of distributions	61,702	646,156	74,808	782,582
	341,271	3,611,152	554,215	5,815,121
Shares redeemed	(188,481)	(2,009,922)	(242,438)	(2,552,762)
Net increase	152,790	$1,601,230	311,777	$3,262,359

See Notes to Financial Statements.

THE ELITE GROWTH & INCOME FUND

FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout Each Period

	Six Months Ended
	March 31, 2011		Year Ended September 30,
	(Unaudited)		2010	2009	2008	2007	2006

Net asset value, beginning of period	$14.27		$14.37	$13.38	$18.78	$19.13	$20.77

Income (loss) from investment operations
Net investment income (loss)	(0.04)		0.03	0.16	0.14	(0.03)	0.12
Net gain (loss) on securities (both realized and unrealized)	1.59		0.06	0.93	(5.48)	4.01	1.00
Total from investment operations	1.55		0.09	1.09	(5.34)	3.98	1.12

Less Distributions
Dividends from net investment income	—		(0.17)	(0.10)	(0.06)	(0.03)	(0.14)
Distribution from net realized gains	—		—	—	—	(4.20)	(2.62)
Distribution from return of capital	—		(0.02)	—	—	(0.10)	—
Total distributions	—		(0.19)	(0.10)	(0.06)	(4.33)	(2.76)
Net asset value, end of period	$15.82		$14.27	$14.37	$13.38	$18.78	$19.13

Total Return	10.86%		0.71%	8.64%	(28.52% )	21.03%	5.40%

Ratios / Supplemental Data
Net asset value, end of period (in 000’s)	$45,230		$43,062	$46,075	$47,191	$67,834	$61,800
Ratio of expenses to average net assets	1.54%	(1)	1.56%	1.79%	1.42%	1.35%	1.39%
Ratio of net investment income (loss) to average net assets	(0.51%	)(1)	0.10%	1.54%	0.79%	(0.16% )	0.57%

Portfolio Turnover	84.53%		239.54%	233.44%	277.14%	213.35%	188.52%

(1)	annualized

See Notes to Financial Statements.

THE ELITE INCOME FUND

FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout Each Period

	Six Months Ended
	March 31, 2011	Year Ended September 30,
	(Unaudited)	2010	2009	2008	2007		2006

Net asset value, beginning of period	$10.79	$10.33	$9.20	$9.73	$9.77		$9.82

Income (loss) from investment operations
Net investment income	0.15	0.33	0.39	0.42	0.43		0.39
Net gain (loss) on securities (both realized and unrealized)	(0.13)	0.55	1.09	(0.50)	(0.00	)**	(0.02)
Total from investment operations	0.02	0.88	1.48	(0.08)	0.43		0.37

Less Distributions
Dividends from net investment income	(0.33)	(0.38)	(0.35)	(0.45)	(0.47)		(0.42)
Distributions from net realized gains	—	(0.04)	—	—	—		—
Total distributions	(0.33)	(0.42)	(0.35)	(0.45)	(0.47)		(0.42)
Net asset value, end of period	$10.48	$10.79	$10.33	$9.20	$9.73		$9.77

Total Return	0.24%	8.74%	16.53%	(0.90% )	4.48%		3.87%

Ratios / Supplemental Data
Net asset value, end of period (in 000’s)	$22,319	$21,320	$17,199	$15,211	$18,000		$18,227
Ratio of expenses to average net assets	1.30% (1)	1.33%	1.56% *	1.24% *	1.31%	*	1.22% *
Ratio of net investment income to average net assets	2.61% (1)	3.20%	4.11%	4.30%	4.44%		4.00%

Portfolio Turnover	41.45%	75.49%	100.35%	105.66%	117.52%		120.00%

*
Ratio reflects expenses prior to reimbursement from the manager.   Expense ratios after reimbursement were 1.48%, 1.05%, 1.20%, and 1.04% for the years ended September 30, 2009, 2008, 2007, and 2006 respectively.

**	Represents less than $0.01 per share

(1)	annualized

See Notes to Financial Statements.

THE ELITE GROUP OF MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

March 31, 2011 (Unaudited)

NOTE 1 – ORGANIZATION

The Elite Growth & Income Fund and The Elite Income Fund (the “Funds”) are two series of shares of beneficial interests of The Elite Group of Mutual Funds (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management company.  The Trust was organized in Massachusetts as a business trust on August 8, 1986.   The Trust is authorized to issue an unlimited number of no par shares of beneficial interest of any number of series.   Currently, the Trust has authorized only the two series above.   The Elite Growth & Income Fund's investment objective is to maximize total returns through an aggressive approach to the equity and debt securities markets.   The Elite Income Fund's investment objective is to achieve the highest income return obtainable over the long term commensurate with investments in a diversified portfolio consisting primarily of investment grade debt securities.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds.   The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP.”)

A.
Security Valuation - Investments in securities traded on a national securities exchange are valued at the last reported sales price.   Securities which are traded over-the-counter are valued at the bid price.   Securities for which reliable quotations are not readily available are valued at their respective fair value as determined in good faith by, or under procedures established by the Board of Trustees.

The Funds have established methods of fair value measurements in accordance with GAAP.  Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.  A three-tier hierarchy maximizes the use of observable market data and minimizes the use of unobservable inputs and establishes classification of fair value measurements for disclosure purposes.  Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique.  Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

An Investment asset's or liability's level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

The valuation techniques used by the Funds to measure fair value during the six month period ending March 31, 2011 maximize the use of observable inputs and minimized the use of unobservable inputs. When fair-valuing securities, the Funds utilized multi-dimensional relational pricing model techniques.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

THE ELITE GROUP OF MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS – (Continued)

March 31, 2011 (Unaudited)

The following is a summary of the inputs used as of March 31, 2011 in valuing the Funds’ investment assets and liabilities, carried at fair value:

The Elite Growth & Income Fund
		Short-Term	Total Investment	Liabilities - Call
	Common Stock	Investments	Assets at Value	Options Written
Level 1 –Quoted Prices	$43,658,282	$—	$43,658,282	$—
Level 2 –Other Significant Observable Inputs	—	10,671,900	10,671,900	(751,250)
Level 3 –Significant Unobservable Inputs	—	—	—	—
	$43,658,282	$10,671,900	$54,330,182	(751,250)

The Elite Income Fund
			Short-Term	Total Investment
	Bonds	Common Stock	Investments	Assets at Value
Level 1 –Quoted Prices	$—	$1,068,365	$—	$1,068,365
Level 2 –Other Significant Observable Inputs	19,836,953	—	914,496	20,751,449
Level 3 –Significant Unobservable Inputs	—	—	—	—
	$19,836,953	$1,068,365	$914,496	$21,819,814

Refer to the Portfolios of Investments for details of securities by industry.

The Funds may invest in derivative financial instruments (derivatives) in order to manage risk or gain exposure to various other investments or markets. Derivatives may contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and the potential for market movements which may expose the Funds to gains or losses in excess of the amounts shown on the Statement of Assets and Liabilities.

Derivatives are marked to market daily based upon quotations from market makers or the Fund's independent pricing services and the Fund's net benefit or obligation under the contract, as measured by the fair market value of the contract, is included in net assets. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

The following table sets forth the effect of the option contracts on the Statement of Operations for the six month period ending March 31, 2011:

Statement of Operations location:
Derivative type	Gains/(Losses)

Equity contracts – written options
Net realized gain (loss): Expired and closed covered call options written	$(12,054)
Net increase/decrease in unrealized appreciation/depreciation –
option contracts written	$(139,606)

THE ELITE GROUP OF MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS – (Continued)

March 31, 2011 (Unaudited)

B.
Federal Income Taxes - The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all their taxable income to their shareholders. Therefore no federal income tax provision is required.

GAAP provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  This guidance requires the evaluation of tax positions taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the taxing authority.  Tax positions not deemed to meet the more-likely-than-not threshold would be booked as a tax expense in the current year and recognized in the financial statements.  As of March 31, 2011 the Funds have reviewed their tax positions and have determined that no accruals for tax liabilities are required.

The Funds have reviewed all taxable years that are open for examination (i.e., not barred by the applicable statute of limitations) by taxing authorities of all major jurisdictions, including the Internal Revenue Service.  As of March 31, 2011, open taxable years consisted of the taxable years ended September 30, 2006 through September 30, 2010.  No examination of either Fund’s tax filings is currently in progress.

C.
Option Accounting Principles (The Elite Growth & Income Fund) - When the Fund sells an option, an amount equal to the premium received by the Fund is included as an asset and an equivalent liability.   The amount of the liability is marked-to-market to reflect the current market value of the options written.   The current market value of a traded option is the last sale price.   When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished.

If an option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds of the sale are increased by the premium received.   The Elite Growth & Income Fund as a writer of an option may have no control over whether the underlying security may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

D.
Cash Equivalent - Consists of investment in PNC Money Market Accounts which are reported as short term investments in the Portfolios of Investments of The Elite Growth & Income Fund and The Elite Income Fund, respectively.

E.
Other - As is common in the industry, security transactions are accounted for on the trade date.   Dividend income and distributions to shareholders are recorded on the ex-dividend date.   Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.  These differences are primarily due to differing treatments for post - October losses, wash losses and amortization of bond premium and discounts.   Interest income and estimated expenses are accrued daily.

F.
Reclassification of Capital Accounts.  GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

G.
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

THE ELITE GROUP OF MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS – (Continued)

March 31, 2011 (Unaudited)

H.
Securities Lending – The Funds may lend portfolio securities to banks and member firms of the New York Stock Exchange that meet capital and other credit requirements or other criteria established by the Board.  These loans may not exceed 33 1/3% of the total asset value of the Funds (including the loan collateral).  The Funds will not lend portfolio securities to its investment advisor or its affiliates unless it has applied for and received specific authority to do so from the SEC.  Loans of portfolio securities will be fully collateralized by cash, Government securities or letters of credit.  Loans of portfolio securities must be secured by collateral at least equal to the market value of the securities loaned.  If the market value of the loaned securities increases over the value of the collateral, the borrower must promptly put up additional collateral; if the market value declines the borrower is entitled to a return of the excess collateral.  Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent.  Lending securities involves certain risks, including the risk that the Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities.  Cash collateral received in connection with securities lending is invested in an Institutional Money Market Trust sponsored by PFPC Trust Company, the Funds securities lending agent.  It is each Fund’s policy to obtain additional collateral from or return excess to the borrower by the end of the next business day, following the valuation date of the securities loaned.  Therefore, the value of the collateral held may be temporarily less then that required under the lending contract.

NOTE 3 – PURCHASES AND SALES OF SECURITIES

For the six month period ended March 31, 2011, purchases and sales of securities, other than options, government securities and short-term notes were as follows:

	Purchases	Sales
The Elite Growth & Income Fund	$35,349,987	$37,115,980
The Elite Income Fund	$8,349,674	$8,518,798

For The Elite Growth & Income Fund, transactions in covered call options written for the six month period ended March 31, 2011 were as follows:

	Number of
	Contracts*	Premiums
Options outstanding on September 30, 2010	—	$—
Options written	5,310	1,646,419
Options terminated in closing purchase transactions	(3,460)	(944,417)
Options exercised	—	—
Options expired	(250)	(90,358)
Options outstanding on March 31, 2011	1,600	$611,644

*   Each contract represents 100 shares of common stock

NOTE 4 – INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Funds retain McCormick Capital Management Inc. as their Investment Manager (“Manager”).  Under an Investment Management Agreement, the Manager furnishes each Fund with investment advice, office space and salaries of non-executive personnel needed by the Funds to provide general office services.  As compensation for its services, the Manager is paid a monthly fee based upon the average daily net assets of each Fund.

For The Elite Growth & Income Fund and The Elite Income Fund the rates are 1% and 7/10 of 1%, respectively, up to $250 million; 3/4 of 1% and 5/8 of 1% over $250 million up to $500 million; and ½ of 1% and ½ of 1% respectively, over $500 million for each Fund.

The Manager may voluntarily reimburse a portion of the operating expenses of a Fund for any fiscal year (including management fees, but excluding taxes, interest and brokerage commissions).   Voluntary reimbursements may cease at any time without prior notice and are not subject to recoupment. For the six month period ended March 31, 2011 there were no investment management fees voluntarily waved or expenses reimbursed for either of the Elite Funds.

The Trust paid the Chief Compliance Officer $22,500 for the six month period ended March 31, 2011.

Certain officers of the Trust are officers of the Advisor.

THE ELITE GROUP OF MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS – (Continued)

March 31, 2011 (Unaudited)

NOTE 5 – CONCENTRATION

Although the Funds have a diversified investment portfolio, there are certain credit risks due to the manner in which the portfolio is invested, which may subject the Funds more significantly to economic changes occurring in certain industries or sectors.   The Elite Growth & Income Fund has investments in excess of 10% in basic industries, energy, financial, and health care goods & services.   The Elite Income Fund has investments in excess of 10% in U.S. Government/Agency Notes & Bonds and securitized/asset backed bonds.

NOTE 6 – DISTRIBUTION TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the six months ending March 31, 2011 and the year ending September 30, 2010 were as follows:

	Six Months Ended
	March 31, 2011	Year Ended
	(Unaudited)	September 30, 2010
The Elite Growth & Income Fund
Distributions from ordinary income	$—	$517,586
Return of Capital distribution	—	78,132

The Elite Income Fund
Distributions from ordinary income	$657,261	$797,892

As of September 30, 2010, the Fund’s most recently completed tax year-end, the components of distributable earnings and accumulated losses on a tax basis were as follows:

The Elite Growth & Income Fund
Capital loss carryforwards	$(10,313,055)
Unrealized appreciation of securities and options	3,431,157
$(6,881,898)

The Elite Growth & Income Fund had a capital loss carryforward of $10,313,055 as of September 30, 2010, that is available to offset any future gains, to the extent provided by regulations.  The carryforwards expire as follows:

$917,595	2016
$2,192,814	2017
$7,202,646	2018

As of September 30, 2010, the Fund’s most recently completed tax year-end, the components of distributable earnings on a tax basis were as follows:

The Elite Income Fund

Undistributed ordinary income	$305,172
Unrealized appreciation of securities	$923,988
$1,229,160

NOTE 7 – SUBSEQUENT EVENTS

GAAP requires recognition in the financial statements of the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds’ are required to disclose the nature of the event as well as an estimate of their financial effect, or a statement that such an estimate cannot be made.    Management has evaluated subsequent events in the preparation of the Funds’ financial statements and has determined that there are no events that require recognition or disclosure in the financial statements.

THE ELITE GROUP OF MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS – (Continued)

March 31, 2011 (Unaudited)

NOTE 8 – CONTINGENCIES AND COMMITMENTS

The Funds indemnify the Trust’s officers and trustees for certain liabilities that might arise from their performance of their duties to the Funds.  Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications.  The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on experience, the Funds expect the risk of loss to be remote.

NOTE 9 -  NEW ACCOUNTING PRONOUNCEMENT

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.” ASU No. 2010-06 clarifies existing disclosures and requires additional disclosures regarding fair value measurements. Effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years, entities will need to disclose information about purchases, sales, issuances and settlements of Level 3 securities on a gross basis, rather than as a net number as currently required. Management is currently evaluating the impact (if any) ASU No. 2010-06 will have on the Funds’ financial statement disclosures.

PROXY POLICIES / AVAILABILITY OF QUARTERLY PORTFOLIO HOLDINGS (Unaudited)

The Elite Group proxy voting policies and the voting record for those proxies are detailed on our web site www.elitefunds.com and are also available on the Securities & Exchange Commission web site www.sec.gov.

Portfolio Holdings:  In addition to our Annual and Semi-Annual report which are dated September 30th and March 31st respectively, we will report to shareholders our security holdings as of June 30th and December 31st.  The June and December reports will also be available on the SEC web site (N-Q) www.sec.gov.  Our security holdings are available on our web site and updated monthly www.elitefunds.com .

BOARD OF TRUSTEES AND EXECUTIVE OFFICERS (Unaudited)

Over all responsibility for management of the Funds rests with the Board of Trustees.   The Trustees serve during the lifetime of the Trust and until its termination, or until death, resignation, retirement or removal.   The Trustees, in turn, elect the officers of the Fund to actively supervise its day-to-day operations.   The officers have been elected for an annual term.

There were two quarterly Trustee meetings in the period.  All the Trustees had 100% attendance with the exception of Mr. Meisenbach who was unable to attend one meetings.  Because Mr. McCormick and Mr. Meisenbach are the sole owners of the investment advisor, McCormick Capital Management, they do not receive compensation for their duties as Trustee, Chairman of the Board and President (Mr. McCormick) and Trustee, Treasurer and Secretary (Mr. Meisenbach).  The three independent Trustees compensation was $2,000 per meeting attended. They received a total of $12,000 for the period ending 3/31/2011.  The following are the Trustees and Executive of the Funds:

				Length of Time
Trustee	Address	Age	Position Held with the Trust	Served (Years)

Richard S. McCormick	1325 4th Avenue	64	Chairman, Board of Trustees and	23
	Suite 1744		President
	Seattle, WA 98101

John W. Meisenbach	1325 4th Avenue	74	Trustee, Treasurer and Secretary	20
	Suite 2100
	Seattle, WA 98101

Lee A. Miller	P.O. Box 1882	79	Trustee	15
	Vashon Island, WA 98070

John M. Parker	2400 Financial Center Bldg.	64	Trustee	23
	Seattle, WA 98161

Jack R. Policar	500 Union St. #410	63	Trustee	23
	Seattle, WA 98101

Each Trustee oversees two portfolios of the Trust, including the Funds.   The principal occupations of the Trustees and Executive Officers of the Fund during the past five years and public directorships held by the Trustees are set forth below. ***

*	Richard S. McCormick	President and Chief Executive Officer of the Investment Manager

*	John W. Meisenbach	Partner in MCM Financial (Insurance) Director of Costco Wholesale and Expeditors International

	Lee A. Miller	Private Investor Vice President of Merrill Lynch & Co. (Retired)

	John M. Parker	President of Kennedy Associates, Inc. (Real Estate Advisor)

	Jack R. Policar	President and Chief Executive of J. R. Policar, Inc. Certified Public Accounting Firm

*	Trustees deemed to be an “interested person” of the Trust, as defined in the Investment Company Act of 1940.

***	Additional information about the Trustees is available in the Statement of Additional Information which is available upon request, or ready for viewing on our web site: www.elitefunds.com

MUTUAL FUND EXPENSE (UNAUDITED)

There are several kinds of expenses involved in buying, selling and operating a mutual fund.  These expenses represent costs to shareholders which will reduce the rate of return.  The Elite Funds are “no load” mutual funds which mean there are no commissions, fees or expenses associated with paying sales representatives.  Mutual funds that have sales fees are typically associated with stock brokerage firms, insurance companies, and some types of financial planners.

Although the Elite Funds have no sales charges, like all the other funds it does have operating expenses.  In addition to the fees paid to the manager of the Funds there are expenses for attorneys, accountants, printing/mailings, transfer agent, custodians, and government registration fees.  The table below is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 at the beginning of the period and held for the entire period (October 1, 2010 through March 31, 2011).

The first line (“Actual Expense”) of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

The second line (“Hypothetical”) of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

In the Elite Funds there are no transactional costs so please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees associated with other mutual funds.  Therefore, the second line of the table is useful in comparing ongoing costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

The Elite Growth & Income Fund
	Beginning Account Value 10-01-10	Ending Account Value 03-31-11	Expenses Paid During Period* 10-01-10 to 03-31-11
Actual	$1,000	$1,108.60	$8.10
Hypothetical (5% return before expenses)	$1,000	$1,017.25	$7.75

The Elite Income Fund
	Beginning Account Value 10-01-10	Ending Account Value 03-31-11	Expenses Paid During Period* 10-01-10 to 03-31-11
Actual	$1,000	$1,002.40	$6.48
Hypothetical (5% return before expenses)	$1,000	$1,018.46	$6.53

*
Expenses are equal to the Fund’s annualized expense ratio of 1.54% for The Growth & Income Fund and 1.30% for The Elite Income Fund, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

INVESTMENT ADVISOR AGREEMENT (Unaudited)

Compensation of the investment manager, based upon each Fund’s daily average net assets, is at the following annual rates:

•	For the Income Fund, 0.70% on the first $250 million, 0.625% on the next $250 million and 0.50% on all above $500 million.
•	For the Growth & Income Fund, 1% on the first $250 million, 0.75% on the next $250 million and 0.50% on all above $500 million.

Unless sooner terminated, the Management Agreement shall continue in effect for successive one-year periods if continuance is approved at least annually (i) by the Trustees or by vote of a majority of the outstanding voting securities of the Fund and (ii) by vote of a majority of the Independent Trustees, cast in person at a meeting called for this purpose.

The Management Agreement is terminable by a Fund at any time on 60 days' prior written notice without penalty by the Trustees, by vote of a majority of outstanding shares of the Fund, or by the investment manager. The Management Agreement also terminates automatically in the event of its assignment, as defined in the Investment Company Act of 1940 and the rules thereunder.

The Management Agreement provides that the investment manager shall not be liable for any error of judgment or for any loss suffered by the Funds in connection with the performance of its duties, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the investment manager in the performance of its duties, or from reckless disregard of its duties and obligations thereunder.

The Trustees, including a majority of the Independent Trustees, approved the continuation of the Management Agreement at the meeting of the Board of Trustees held December 15, 2010. The Independent Trustees were advised by their counsel of their fiduciary obligations in approving the Management Agreement and the Trustees requested such information from the Adviser as they deemed reasonably necessary to evaluate the terms of the Management Agreement and whether the Management Agreement continues to be in the best interests of the Funds and their shareholders. Included with the information provided to assist the Trustees was a description of the services offered to shareholders and of the Investment Manager’s administrative duties, comparative performance and expense data for the Funds, Fund share sales and redemption reports and, financial reports of the Investment Manager. The principal areas reviewed by the Independent Trustees were the nature and quality of the services provided by the investment manager and the reasonableness of the fees charged for those services.

The Independent Trustees, considered the scope and quality of professional research and other services providing resources for the Funds that are utilized by the Investment Manager, as well as the Managers capabilities in operational and investment management. The quality of administrative and other services, including the investment manager’s role in coordinating the activities of the Funds’ as well as the depth of the services provided to shareholders by other service providers, were considered. The Independent Trustees also considered the business reputation of the investment manager and its financial resources.

In reviewing the fees payable under the Management Agreement, the Independent Trustees considered the level of total expenses payable by each Fund, and noted that the level of such expenses is within industry standards and the range of the Funds’ competitors. The Trustees, including the Independent Trustees, also determined that the advisory fees to be paid to the investment manager pursuant to the Management Agreement are fair and reasonable to each Fund and its shareholders. The Independent Trustees considered any residual fall-out benefits to the Adviser from managing the Funds.

In approving the Management Agreement, the Independent Trustees reached the following conclusions: (1) based on the performance of the Funds and the effectiveness of the Funds in achieving their objectives, they believe the Investment Manager has provided high quality services; (2) the Investment Manager has the financial resources and personnel to continue to provide quality services to the Funds; (3) the management fees paid by the Funds are reasonable and the total expenses of the Funds are reasonable; and (4) the continuation of the Agreement is in the best interests of the Funds and the shareholders. The Independent Trustees also considered the profitability of the Adviser with regards to its management of the Funds, concluding that the Adviser's profitability was not excessive given the quality of services provided by the Adviser and the investment performance of the Funds. The Independent Trustees further determined that, based on the Funds' asset levels, it would not be relevant at this time to consider the extent to which economies of scale would be realized as the Funds grow, and whether fee levels reflect these economies of scale. No single factor was considered in isolation or to be determinative to the decision of the Independent Trustees to approve the Management Agreement. Rather the Independent Trustees concluded, in light of a weighing and balancing of all factors considered that the Management Agreement was in the best interest of each Fund.

Item 2.	Code of Ethics.

Not required

Item 3.	Audit Committee Financial Expert.

Not required

Item 4.	Principal Accountant Fees and Services.

Not required

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Schedule of Investments.

(a)	Not applicable [schedule filed with Item 1]

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.	Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1)  Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Not required

(a)(2)  A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3)  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons:  Not applicable

(b)  Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)):  Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   The Elite Group of Mutual Funds

By (Signature and Title)*		/s/ Richard S. McCormick
Richard S. McCormick, President

Date	May 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Richard S. McCormick
Richard S. McCormick, President

Date	May 20, 2011

By (Signature and Title)*		/s/ John W. Meisenbach
John W. Meisenbach, Treasurer

Date	May 20, 2011

* Print the name and title of each signing officer under his or her signature.